Voya Investors Trust
Voya Global Perspectives® Portfolio
(the “Portfolio”)

Supplement dated November 8, 2019
to the Portfolio’s Adviser Class, Institutional Class and Service Class shares Prospectus and Statement of Additional Information each dated May 1, 2019
(the “Prospectus”) and (the “SAI”)

Effective October 31, 2019, Karyn Cavanaugh, CFA, no longer serves as a portfolio manager for the Portfolio.

Effective Immediately, the Portfolio’s Prospectus and SAI are revised as follows:

1.	All references to Karyn Cavanaugh as a portfolio manager for the Portfolio are hereby removed from the Portfolio’s Prospectus and SAI.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE